Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Significant Assumptions Used In Valuation of Derivative Liability

The model utilized the following key assumptions:

	December 31, 2025	June 30, 2025

Expected term (years)	0.77 – 1.68	2.18 - 2.43
Expected volatility	232.20% – 256.20%	207.70% - 233.30%
Expected dividends	0.00% – 0.00%	0.00% - 0.00%
Risk free interest rate	3.48% – 3.66%	3.72% - 3.89%

Derivative Liability Activity

Changes in the fair value of derivative liabilities are recognized in other income (expense) in the consolidated statements of operations.

For the three and six months ended December 31, 2025 and 2024, the Company recorded a change in fair value gain (loss) of its derivative liabilities as follows:

Three Months Ended December 31,
2025	2024

$1,688,040	$-

Six Months Ended December 31,
2025	2024

$737,987	$-

June 30, 2025

Expected term (years)	2.18 - 2.43
Expected volatility	207.70% - 233.30%
Expected dividends	0.00% - 0.00%
Risk free interest rate	3.72% - 3.89%

Schedule of Derivative Liability Activity

For the three and six months ended December 31, 2025 and 2024, the Company recorded a change in fair value gain (loss) of its derivative liabilities as follows:

Three Months Ended December 31,
2025	2024

$1,688,040	$-

Six Months Ended December 31,
2025	2024

$737,987	$-

Schedule of Activity in Derivative Liabilities Account

A reconciliation of the beginning and ending balances of derivative liabilities measured at fair value on a recurring basis using Level 3 inputs is presented below as of December 31, 2025 and June 30, 2025:

	Third Party	Related Party	Total
Derivative liabilities – June 30, 2024	$-	$-	$-
Fair value at commitment date	987,131	426,437	1,413,568
Gain on debt extinguishment	-	(500,678)	(500,678)
Fair value mark to market adjustment	(181,366)	371,468	190,102
Derivative liabilities – June 30, 2025	805,765	297,227	1,102,992
Fair value at commitment date	2,825,257	-	2,825,257
Fair value mark to market adjustment	(711,370)	(26,617)	(737,987)
Derivative liabilities – December 31, 2025	$2,919,652	$270,610	$3,190,262

Derivative liabilities – June 30, 2024	$-
Fair value at commitment date	1,413,568
Gain on debt extinguishment	(500,678)
Fair value mark to market adjustment	190,102
Derivative liabilities – June 30, 2025	$1,102,992

Schedule of Recognized Derivative Expense

For the three and six months ended December 31, 2025 and 2024, the Company recognized derivative expense as follows:

Three Months Ended December 31,
2025	2024

$895,757	$-

Six Months Ended December 31,
2025	2024

$895,757	$-

Schedule of Financial Instruments at Fair Value on a Recurring Basis

Liabilities measured at fair value on a recurring basis consisted of the following at December 31, 2025 and June 30, 2025:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$3,190,262	$3,190,262
Total	$-	$-	$3,190,262	$3,190,262

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992

Liabilities measured at fair value on a recurring basis consisted of the following at June 30, 2025:

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992